OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23037

Tekla World Healthcare Fund
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/17

Item 1.  Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

PRINCIPAL AMOUNT		VALUE

	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 17.5% of Net Assets

	Convertible Notes (Restricted) (a) - 0.0% of Net Assets

	United States — 0.0%
$87,374	GenomeDx Biosciences, Inc. Promissory Note, 8.00% due 4/30/2019	$87,374
23,533	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/2018	23,533
70,629	IlluminOss Medical, Inc. Promissory Note, 8.00% due 3/31/2018	70,629
	TOTAL CONVERTIBLE NOTES	181,536

	Non-Convertible Notes - 17.5% of Net Assets

	Ireland — 0.5%
3,000,000	Endo Ltd/Endo Finance LLC/Endo Finco Inc., 6.00%, due 2/1/25 (b)	2,325,000

	United Kingdom — 0.9%
4,000,000	Hikma Pharmaceuticals PLC, 4.25%, due 4/10/20	4,015,640

	United States — 16.1%
3,200,000	AbbVie Inc., 4.50%, due 5/14/35	3,514,693
4,100,000	Actavis Funding SCS, 4.55%, due 3/15/35	4,338,482
2,000,000	Amgen Inc., 3.63%, due 5/22/24	2,077,978
4,475,000	Amgen Inc., 4.66%, due 6/15/51	5,005,309
2,790,000	Baxalta Inc., 4.00%, due 6/23/25	2,883,682
1,200,000	Becton Dickinson and Co., 3.73%, due 12/15/24	1,229,035
3,000,000	DaVita, Inc., 5.00%, due 5/1/25	2,999,100
4,000,000	EMD Finance LLC, 3.25%, due 3/19/25 (b)	4,022,759
3,000,000	Encompass Health Corporation, 5.75% due 11/1/24	3,071,250
2,890,000	Envision Healthcare Corporation, 5.63%, due 7/15/22	2,918,900
1,385,000	Express Scripts Holding Company, 3.50%, due 6/15/24	1,397,250
3,000,000	Gilead Sciences, Inc., 4.60%, due 9/1/35	3,380,322
2,000,000	GlaxoSmithKline Capital Inc., 2.80%, due 3/18/23	2,017,420
1,200,000	HCA Healthcare, Inc., 5.25%, due 4/15/25	1,269,000
2,500,000	HCA Healthcare, Inc., 5.38%, due 2/1/25	2,587,500
2,000,000	HCA Healthcare, Inc., 5.88%, due 5/1/23	2,135,000
2,630,000	HCP, Inc., 4.20%, due 3/1/24	2,751,468
8,000,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.50%, due 4/15/25 (b)	6,520,000
1,200,000	McKesson Corporation, 3.80%, due 3/15/24	1,242,952
1,200,000	Medtronic Inc., 4.38%, due 3/15/35	1,352,777
1,463,000	Merck & Co., Inc., 2.75%, due 2/10/25	1,457,077
2,115,000	Novartis Capital Corporation, 3.40%, due 5/6/24	2,199,527
3,500,000	Senior Housing Properties Trust, 4.75%, due 5/1/24	3,651,885
3,000,000	Tenet Healthcare Corporation, 6.75%, due 6/15/23	2,910,000
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 8/15/35	4,928,576
		71,861,942
	TOTAL NON-CONVERTIBLE NOTES	78,202,582
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $77,383,150)	78,384,118

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	CONVERTIBLE PREFERRED AND WARRANTS (Restricted) (a) (c) - 0.7% of Net Assets

	United States — 0.7%
1,307,690	BioClin Therapeutics, Inc. Series A	$849,999
505,049	BioClin Therapeutics, Inc. Series B	377,777
1,333,333	GenomeDx Biosciences, Inc. Series C	1,626,666
14,562	GenomeDx Biosciences, Inc. Warrants (expiration 10/31/27)	0
219,196	IlluminOss Medical, Inc. Series AA	219,196
206,483	IlluminOss Medical, Inc. Junior Preferred	206,483
17,657	IlluminOss Medical, Inc. Warrants (expiration 3/31/27)	0
5,883	IlluminOss Medical, Inc. Warrants (expiration 11/20/27)	0
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $3,456,229)	3,280,121

	MANDATORY CONVERTIBLE PREFERRED STOCK - 0.6% of Net Assets
	Israel — 0.6%
7,000	Teva Pharmaceutical Industries Ltd., 7.00% due 12/15/18	2,483,740
	TOTAL MANDATORY CONVERTIBLE PREFERRED STOCK (Cost $7,000,000)	2,483,740

	COMMON STOCKS AND WARRANTS - 103.3% of Net Assets

	Australia — 0.6%
25,000	CSL Limited	2,756,234

	Belgium — 3.9%
63,600	Galapagos NV (c)	6,026,997
142,500	UCB SA	11,315,359
		17,342,356
	Denmark — 2.3%
5,950	Genmab A/S (c)	986,760
171,200	Novo Nordisk A/S (d)	9,188,304
		10,175,064
	France — 3.9%
270,250	Cellectis S.A. (c) (d)	7,877,787
300,000	Innate Pharma SA (c)	1,709,785
179,900	Sanofi (d)	7,735,700
		17,323,272
	Germany — 3.7%
131,750	Bayer AG	16,440,335

	Ireland — 11.1%
97,810	Allergan plc	15,999,760
391,288	Avadel Pharmaceuticals plc (c) (d)	3,208,562
248,248	Endo International plc (c)	1,923,922
162,900	Horizon Pharma plc (c)	2,378,340
61,900	Mallinckrodt plc (c)	1,396,464

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Ireland — continued
147,896	Medtronic plc	$11,942,602
37,300	Perrigo Company plc	3,251,068
60,513	Shire plc (d)	9,386,777
		49,487,495
	Israel — 3.4%
516,598	Foamix Pharmaceuticals Ltd. (c)	3,104,754
632,150	Teva Pharmaceutical Industries Ltd. (d)	11,979,242
		15,083,996
	Japan — 1.2%
88,000	Ono Pharmaceutical Co. Ltd.	2,050,925
35,100	Sosei Group Corporation (c)	3,407,979
		5,458,904
	Netherlands — 4.5%
1,405,324	Affimed N.V. (c)	1,826,921
232,352	Mylan N.V. (c)	9,830,813
260,221	uniQure N.V. (c)	5,097,729
144,800	Wright Medical Group N.V. (c)	3,214,560
		19,970,023
	Switzerland — 10.6%
381,882	Novartis AG (d)	32,062,813
484,000	Roche Holding AG (d)	15,284,720
		47,347,533
	United Kingdom — 9.1%
538,868	Adaptimmune Therapeutics plc (c) (d)	3,599,638
442,600	AstraZeneca PLC (d)	15,358,220
6,300	Cardinal Health, Inc.	386,001
359,000	GlaxoSmithKline plc (d)	12,733,730
215,000	Hikma Pharmaceuticals PLC	3,291,803
40,183	Smith & Nephew plc (d)	1,406,807
159,500	Verona Pharma plc (c) (d)	1,901,240
1,282,978	Verona Pharma plc (c)	1,810,163
513,192	Verona Pharma plc Warrants (expiration 4/27/22) (a) (c)	86,403
		40,574,005
	United States — 49.0%
25,600	Abbott Laboratories	1,460,992
68,521	AbbVie Inc.	6,626,666
64,100	Acadia Healthcare Company, Inc. (c)	2,091,583
13,485	Aetna Inc.	2,432,559
18,200	Alexion Pharmaceuticals, Inc. (c)	2,176,538
33,300	AmerisourceBergen Corporation	3,057,606
16,700	Amgen Inc.	2,904,130
15,965	Anthem, Inc.	3,592,285
319,235	Ardelyx, Inc. (c)	2,106,951
31,700	Biogen Inc. (c)	10,098,669

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	United States — continued
55,500	Boston Scientific Corporation (c)	$1,375,845
92,545	Bristol-Myers Squibb Company	5,671,158
71,400	Celgene Corporation (c)	7,451,304
105,800	Celldex Therapeutics, Inc. (c)	300,472
60,800	Centene Corporation (c)	6,133,504
16,102	Cigna Corporation	3,270,155
94,900	Community Health Systems, Inc. (c)	404,274
117,552	CVS Health Corporation	8,522,520
15,203	Danaher Corporation	1,411,142
231,261	Diplomat Pharmacy, Inc. (c)	4,641,408
117,154	Eli Lilly & Company	9,894,827
298,100	Gilead Sciences, Inc.	21,355,884
73,400	Global Medical REIT Inc.	601,880
9,455	HCA Healthcare, Inc. (c)	830,527
45,500	HCP, Inc.	1,186,640
68,000	Healthcare Realty Trust Incorporated	2,184,160
46,000	Healthcare Trust of America, Inc.	1,381,840
22,561	Humana Inc.	5,596,707
64,000	Incyte Corporation (c)	6,061,440
3,850	Intuitive Surgical, Inc. (c)	1,405,019
101,200	Johnson & Johnson	14,139,664
70,000	Koninklijke Philips N.V. (d)	2,646,000
50,349	LTC Properties, Inc.	2,192,699
18,850	McKesson Corporation	2,939,658
149,131	Medical Properties Trust, Inc.	2,055,025
288,114	Merck & Co., Inc.	16,212,175
62,898	Nevro Corp. (c)	4,342,478
567,997	New Senior Investment Group Inc.	4,294,057
213,000	Novavax, Inc. (c)	264,120
79,064	Omega Healthcare Investors, Inc.	2,177,423
164,050	Pfizer Inc.	5,941,891
23,725	Quorum Health Corporation (c)	148,044
142,892	Sabra Health Care REIT, Inc.	2,682,083
55,400	Sarepta Therapeutics, Inc. (c)	3,082,456
166,950	Senior Housing Properties Trust	3,197,093
2,118	The RMR Group Inc., Class A	125,597
63,831	UnitedHealth Group Inc.	14,072,182
192,000	Valeant Pharmaceuticals International, Inc. (c)	3,989,760
11,750	Ventas, Inc.	705,118
26,879	Vertex Pharmaceuticals Incorporated (c)	4,028,087
21,400	Welltower Inc.	1,364,678
116,669	Xenon Pharmaceuticals Inc. (c)	329,590
12,500	Zimmer Biomet Holdings, Inc.	1,508,375
		218,666,938
	TOTAL COMMON STOCKS AND WARRANTS (Cost $576,624,858)	460,626,155

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	SHORT-TERM INVESTMENT - 5.2% of Net Assets
$23,179,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $23,179,000, 0.20%, dated 12/29/17, due 01/02/18 (collateralized by U.S. Treasury Note 3.63%, due 08/15/43, market value $23,647,758)	23,179,000
	TOTAL SHORT-TERM INVESTMENT (Cost $23,179,000)	23,179,000
	TOTAL INVESTMENTS - 127.3% (Cost $687,643,237)	567,953,134
	OTHER LIABILITIES IN EXCESS OF ASSETS - (27.3)%	(121,792,762)
	NET ASSETS - 100%	$446,160,372

(a)	Security fair valued. See Investment Valuation and Fair Value Measurements.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Non-income producing security.
(d)	American Depository Receipt

The following forward contracts were held as of December 31, 2017:

Description	Counterparty	Settlement Date	Currency		Settlement Value in USD	Current Value	Unrealized Loss
Contracts Sold:
Swiss Franc	Goldman Sachs Bank	01/31/18	23,880,572	CHF	$24,237,617	$24,552,829	$(315,212)
British Pound	Goldman Sachs Bank	01/31/18	15,160,227	GBP	20,331,835	20,487,068	(155,233)
Danish Krone	Goldman Sachs Bank	01/31/18	29,148,574	DKK	4,660,809	4,705,744	(44,935)
Euro	Goldman Sachs Bank	01/31/18	25,857,513	EUR	30,783,886	31,075,212	(291,326)
Japanese Yen	Goldman Sachs Bank	01/31/18	437,550,349	JPY	3,881,188	3,888,241	(7,053)
Israeli Sheqel	Goldman Sachs Bank	01/31/18	24,522,248	ILS	7,030,260	7,054,503	(24,243)
						$91,763,597	$(838,002)

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Fund holds securities or other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the “Trustees”) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the determination made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2017, the cost of securities for Federal income tax purposes was $687,785,457. The net unrealized loss on securities held by the Fund was $119,832,323, including gross unrealized gain of $16,262,076 and gross unrealized loss of $136,094,399.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to  protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The Independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2017, there was a transfer between Level 2 and 1 and no other transfers between Levels. The amount of transfers between Level 2 and Level 1 was $2,166,179. The investment was transferred from Level 2 to Level 1 due to a removal of a trading restriction and the value is being supported by quoted prices. The Fund accounts for transfers between Levels at the beginning of the period.

The following is a summary of the levels used as of December 31, 2017 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Notes
United States			$181,536	$181,536
Non-Convertible Notes
Ireland		$2,325,000	—	2,325,000
United Kingdom		4,015,640	—	4,015,640
United States		71,861,942	—	71,861,942
Convertible Preferred
United States		—	3,280,121	3,280,121
Mandatory Convertible Preferred Stock
Israel	$2,483,740	—	—	2,483,740
Common Stocks and Warrants
Australia	2,756,234	—	—	2,756,234
Belgium	17,342,356	—	—	17,342,356
Denmark	10,175,064	—	—	10,175,064
France	17,323,272	—	—	17,323,272
Germany	16,440,335	—	—	16,440,335
Ireland	49,487,495	—	—	49,487,495
Israel	15,083,996	—	—	15,083,996
Japan	5,458,904	—	—	5,458,904
Netherlands	19,970,023	—	—	19,970,023
Switzerland	47,347,533	—	—	47,347,533
United Kingdom	40,487,602	—	86,403	40,574,005
United States	218,666,938	—	—	218,666,938
Short-Term Investment	—	23,179,000	—	23,179,000
Total	$463,023,492	$101,381,582	$3,548,060	$567,953,134

Other Financial Instruments
Liabilities
Forward Currency Contracts		$(838,002)		$(838,002)
Total	$—	$(838,002)	$—	$(838,002)

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2017	Change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of December 31, 2017
Convertible Notes
United States	$35,315	$34,945	$111,276			$181,536
Convertible Preferred
United States	3,227,776	49,602	2,743			3,280,121
Common Stocks and Warrants
United Kingdom	191,449	(105,046)	—			86,403
United States	—	(31)	31			—
Total	$3,454,540	$(20,530)	$114,050	$—	$—	$3,548,060

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2017						$(20,530)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2017	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$86,403	Income approach, Black-Scholes	Discount for lack of marketability	20% (20%)
	2,941,816	Probability - weighted expected return model	Discount rate Price to sales multiple	16.65% -79.93% (76.42%) 3.53%-9.05% (8.74%)
	519,841	Market approach, recent transaction	(a)	N/A
$3,548,060

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon    subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented less than 1% of the Fund’s Managed Assets at December 31, 2017.

At December 31, 2017 the Fund had commitments of $594,098 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2017. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA WORLD HEALTHCARE FUND

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

Security (#)	Acquisition Date	Cost	Carrying Value per Unit	Value
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16	$850,559	$0.65	$849,999
Series B Cvt. Pfd	3/3/17	377,776	0.75	377,777
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16	2,003,665	1.22	1,626,666
Cvt. Promissory Note	10/30/17	87,455	100.00	87,374
Warrants (expiration 10/31/27)	10/30/17	15	0.00	0
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16	153,083	1.00	219,196
Junior Preferred Cvt. Pfd	1/21/16	71,050	1.00	206,483
Cvt. Promissory Note	11/21/17	23,591	100.00	23,533
Cvt. Promissory Note	3/28/17	70,694	100.00	70,629
Warrants (expiration 3/31/27)	3/28/17	65	0.00	0
Warrants (expiration 11/20/27)	11/21/17	16	0.00	0
		$3,637,969		$3,461,657

(#)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla World Healthcare Fund

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/23/18

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/23/18